 v3.23.1
Description of the Business (Tables)	3 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Stock by Class
The following table presents the number of shares of the Registrant, and warrants that were outstanding as of March 31, 2023 (Successor):

For the Period March 31, 2023 (Successor)
Class A shares	57,916,649
Class B shares	55,032,961
Warrants	19,971,251

Structure of Related Business Entities
•	Through a series of intercompany transactions, AlTi was restructured to reflect the final structure depicted below:

X
- Definition

Structure of related business entities.

+ References

No definition available.

+ Details
Name:	alti_StructureOfRelatedBusinessEntitiesTableTextBlock
Namespace Prefix:	alti_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- References

No definition available.

+ Details
Name:	us-gaap_OrganizationConsolidationAndPresentationOfFinancialStatementsAbstract
Namespace Prefix:	us-gaap_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Tabular disclosure of an entity's stock, including par or stated value per share, number and dollar amount of share subscriptions, shares authorized, shares issued, shares outstanding, number and dollar amount of shares held in an employee trust, dividend per share, total dividends, share conversion features, par value plus additional paid in capital, the value of treasury stock and other information necessary to a fair presentation, and EPS information. Stock by class includes common, convertible, and preferred stocks which are not redeemable or redeemable solely at the option of the issuer. Includes preferred stock with redemption features that are solely within the control of the issuer and mandatorily redeemable stock if redemption is required to occur only upon liquidation or termination of the reporting entity. If more than one issue is outstanding, state the title of each issue and the corresponding dollar amount; dollar amount of any shares subscribed but unissued and the deduction of subscriptions receivable there from; number of shares authorized, issued, and outstanding.

+ References

Reference 1: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 505
-SubTopic 10
-Section 45
-Paragraph 2
-URI https://asc.fasb.org/extlink&oid=65888546&loc=d3e21300-112643

Reference 2: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 210
-SubTopic 10
-Section S99
-Paragraph 1
-Subparagraph (SX 210.5-02(28))
-URI https://asc.fasb.org/extlink&oid=120391452&loc=d3e13212-122682

Reference 3: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 505
-SubTopic 10
-Section 50
-Paragraph 10
-URI https://asc.fasb.org/extlink&oid=126973232&loc=d3e21553-112644

Reference 4: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 480
-SubTopic 10
-Section S99
-Paragraph 1
-URI https://asc.fasb.org/extlink&oid=122040564&loc=d3e177068-122764

Reference 5: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 505
-SubTopic 10
-Section 50
-Paragraph 8
-URI https://asc.fasb.org/extlink&oid=126973232&loc=d3e21538-112644

Reference 6: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 505
-SubTopic 10
-Section 50
-Paragraph 7
-URI https://asc.fasb.org/extlink&oid=126973232&loc=d3e21521-112644

Reference 7: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 210
-SubTopic 10
-Section S99
-Paragraph 1
-Subparagraph (SX 210.5-02(29))
-URI https://asc.fasb.org/extlink&oid=120391452&loc=d3e13212-122682

Reference 8: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 505
-SubTopic 10
-Section 50
-Paragraph 5
-URI https://asc.fasb.org/extlink&oid=126973232&loc=d3e21488-112644

Reference 9: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 505
-SubTopic 10
-Section S99
-Paragraph 1
-Subparagraph (SX 210.3-04)
-URI https://asc.fasb.org/extlink&oid=120397183&loc=d3e187085-122770

Reference 10: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 505
-SubTopic 10
-Section 50
-Paragraph 6
-URI https://asc.fasb.org/extlink&oid=126973232&loc=d3e21506-112644

Reference 11: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 210
-SubTopic 10
-Section S99
-Paragraph 1
-Subparagraph (SX 210.5-02(27))
-URI https://asc.fasb.org/extlink&oid=120391452&loc=d3e13212-122682

Reference 12: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 505
-SubTopic 10
-Section 50
-Paragraph 4
-URI https://asc.fasb.org/extlink&oid=126973232&loc=d3e21484-112644

Reference 13: http://fasb.org/us-gaap/role/ref/legacyRef
-Publisher FASB
-Name Accounting Standards Codification
-Topic 505
-SubTopic 10
-Section 50
-Paragraph 3
-URI https://asc.fasb.org/extlink&oid=126973232&loc=d3e21475-112644

+ Details
Name:	us-gaap_ScheduleOfStockByClassTextBlock
Namespace Prefix:	us-gaap_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration